Separate Financial Information of Subsidiary Guarantors of Indebtedness (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 4,795.9	$ 4,094.0	$ 4,324.6
Cost of sales	3,801.9	3,183.5	3,302.1
Selling, general and administrative expenses	416.0	347.1	407.0
Depreciation and amortization	340.5	338.6	353.0
Restructuring, impairment and transaction-related charges	95.3	118.3	114.0
Total operating expenses	4,653.7	3,987.5	4,167.7
Operating Income/(Loss)	142.2	106.5	156.9
Interest expense	85.5	84.0	108.0
Loss on debt extinguishment	0	0	(34.0)
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	56.7	22.5	14.9
Income tax expense (benefit)	23.3	(31.5)	26.0
Equity in earnings (loss) of unconsolidated entities	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations	30.9	56.3	(8.0)
Loss from discontinued operations, net of tax	0	(3.2)	(38.6)
Net earnings (loss)	30.9	87.1	(46.6)
Net (earnings) loss attributable to noncontrolling interests	1.6	0.3	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	32.5	87.4	(46.9)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	30.9	87.1	(46.6)
Other comprehensive income (loss), net of tax	54.8	(22.7)	(90.4)
Total comprehensive income (loss)	85.7	64.4	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	(1.6)	(0.4)	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	87.3	64.8	(137.0)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	13.1	16.9	25.6	20.5
Receivables, less allowances for doubtful accounts	698.9	585.1
Inventories	272.5	242.9
Total current assets	1,074.3	990.0
Property, plant and equipment—net	1,925.5	1,926.4
Other long-term assets	62.4	66.3
Total assets	4,165.7	4,098.9	4,735.2
Accounts payable	401.0	285.8
Total current liabilities	888.8	752.8
Other long-term liabilities	303.9	495.7
Total liabilities	2,878.1	2,863.2
Total common stock and other equity and noncontrolling interests	1,287.6	1,235.7
Total liabilities and shareholders' equity	4,165.7	4,098.9
Statement of Cash Flows [Abstract]
Net cash from operating activities	441.1	354.2	371.1
Purchases of property, plant and equipment	(149.5)	(103.5)	(168.3)
Acquisition related investing activities—net of cash acquired	(291.9)	(6.6)	(5.8)
Net cash used in investing activities	(430.6)	(70.1)	(184.3)
Proceeds from issuance of long-term debt	0	0	649.0
Borrowings on revolving credit facilities	1,628.8	270.3	896.4
Payments on revolving credit facilities	(1,475.0)	(295.7)	(879.6)
Payment of cash dividends	(56.4)	(151.8)	(28.2)
Net cash used in financing activities	(10.2)	(285.6)	(173.5)
Effect of exchange rates on cash and cash equivalents	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents	(3.8)	(8.7)	5.1
Cash and cash equivalents	13.1	16.9	25.6	20.5
Parent Company [Member]
Income Statement [Abstract]
Net sales	1,923.8	1,939.7	1,911.8
Cost of sales	1,467.8	1,409.9	1,395.2
Selling, general and administrative expenses	176.2	167.4	174.7
Depreciation and amortization	136.5	142.1	151.4
Restructuring, impairment and transaction-related charges	12.0	28.3	38.0
Total operating expenses	1,792.5	1,747.7	1,759.3
Operating Income/(Loss)	131.3	192.0	152.5
Interest expense	79.2	74.4	95.5
Loss on debt extinguishment			34.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	52.1	117.6	23.0
Income tax expense (benefit)	35.8	44.7	0.8
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	16.3	72.9	22.2
Equity in earnings (loss) of consolidated entities	16.2	(19.5)	(69.1)
Equity in earnings (loss) of unconsolidated entities	0	0	0
Net earnings (loss) from continuing operations		53.4	(46.9)
Loss from discontinued operations, net of tax		34.0	0
Net earnings (loss)	32.5	87.4	(46.9)
Net (earnings) loss attributable to noncontrolling interests	0	0	0
Net earnings (loss) attributable to Quad/Graphics common shareholders	32.5	87.4	(46.9)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	32.5	87.4	(46.9)
Other comprehensive income (loss), net of tax	54.8	(22.6)	(90.1)
Total comprehensive income (loss)	87.3	64.8	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	87.3	64.8	(137.0)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	4.8	3.1	10.0	0.4
Receivables, less allowances for doubtful accounts	487.6	386.4
Intercompany receivables	0
Inventories	94.2	84.0
Other current assets	54.8	49.6
Total current assets	641.4	523.1
Property, plant and equipment—net	1,032.2	1,107.0
Investment in consolidated entities	1,849.8	1,470.4
Goodwill and intangible assets—net	0.5	0.3
Intercompany loan receivable	421.6	398.0
Other long-term assets	37.9	41.5
Total assets	3,983.4	3,540.3
Accounts payable	213.0	151.8
Intercompany accounts payable	678.8	427.7
Current portion of long-term debt and capital lease obligations	116.0	94.7
Other current liabilities	199.0	186.8
Total current liabilities	1,206.8	861.0
Long-term debt and capital lease obligations	1,213.0	1,152.7
Intercompany loan payable	0	0
Other long-term liabilities	276.0	290.9
Total liabilities	2,695.8	2,304.6
Total common stock and other equity and noncontrolling interests	1,287.6	1,235.7
Total liabilities and shareholders' equity	3,983.4	3,540.3
Statement of Cash Flows [Abstract]
Net cash from operating activities	106.6	328.4	70.2
Purchases of property, plant and equipment	(55.4)	(42.1)	(62.3)
Acquisition related investing activities—net of cash acquired	(41.6)	45.1	(50.8)
Intercompany investing activities	(287.2)	(409.3)	(145.8)
Other investing activities	6.2	23.5	16.0
Net cash used in investing activities	(378.0)	(382.8)	(242.9)
Payments of long-term debt and capital lease obligations	(95.3)	(81.0)	(747.7)
Proceeds from issuance of long-term debt			649.0
Borrowings on revolving credit facilities	1,504.9	141.7	719.0
Payments on revolving credit facilities	(1,345.1)	(176.7)	(691.0)
Payment of cash dividends	(56.4)	(151.8)	(28.2)
Intercompany financing activities	255.6	313.2	303.2
Other financing activities	9.4	2.1	(22.0)
Net cash used in financing activities	273.1	47.5	182.3
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	1.7	(6.9)	9.6
Cash and cash equivalents	4.8	3.1	10.0	0.4
Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales	2,813.7	1,958.4	2,219.8
Cost of sales	2,342.3	1,648.6	1,783.1
Selling, general and administrative expenses	205.5	140.4	184.8
Depreciation and amortization	175.1	162.3	159.0
Restructuring, impairment and transaction-related charges	67.4	62.8	80.3
Total operating expenses	2,790.3	2,014.1	2,207.2
Operating Income/(Loss)	23.4	(55.7)	12.6
Interest expense	(0.4)	1.1	3.0
Loss on debt extinguishment			0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	23.8	(56.8)	9.6
Income tax expense (benefit)	(14.0)	(75.5)	18.6
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	37.8	18.7	(9.0)
Equity in earnings (loss) of consolidated entities	(9.3)	(1.3)	1.7
Equity in earnings (loss) of unconsolidated entities	0	0	0
Net earnings (loss) from continuing operations		17.4	(7.3)
Loss from discontinued operations, net of tax		0	0
Net earnings (loss)	28.5	17.4	(7.3)
Net (earnings) loss attributable to noncontrolling interests	0	0	0
Net earnings (loss) attributable to Quad/Graphics common shareholders	28.5	17.4	(7.3)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	28.5	17.4	(7.3)
Other comprehensive income (loss), net of tax	79.3	(26.7)	(116.1)
Total comprehensive income (loss)	107.8	(9.3)	(123.4)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	107.8	(9.3)	(123.4)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	3.5	2.5	10.1	4.1
Receivables, less allowances for doubtful accounts	86.1	72.6
Intercompany receivables	688.5	457.2
Inventories	121.4	92.1
Other current assets	22.9	79.9
Total current assets	922.4	704.3
Property, plant and equipment—net	667.7	573.1
Investment in consolidated entities	4.3	14.2
Goodwill and intangible assets—net	954.9	949.9
Intercompany loan receivable	2.0	2.0
Other long-term assets	57.1	51.6
Total assets	2,608.4	2,295.1
Accounts payable	97.3	37.8
Intercompany accounts payable	0	0
Current portion of long-term debt and capital lease obligations	6.1	9.5
Other current liabilities	114.1	113.5
Total current liabilities	217.5	160.8
Long-term debt and capital lease obligations	5.9	13.7
Intercompany loan payable	336.2	336.2
Other long-term liabilities	436.3	581.6
Total liabilities	995.9	1,092.3
Total common stock and other equity and noncontrolling interests	1,612.5	1,202.8
Total liabilities and shareholders' equity	2,608.4	2,295.1
Statement of Cash Flows [Abstract]
Net cash from operating activities	301.2	(0.6)	266.2
Purchases of property, plant and equipment	(81.0)	(37.9)	(85.7)
Acquisition related investing activities—net of cash acquired	(250.3)	(32.5)	(4.6)
Intercompany investing activities	(212.9)	40.0	(152.3)
Other investing activities	4.6	15.4	19.5
Net cash used in investing activities	(539.6)	(15.0)	(223.1)
Payments of long-term debt and capital lease obligations	(8.9)	(9.6)	(22.3)
Proceeds from issuance of long-term debt			0
Borrowings on revolving credit facilities	0	0	7.8
Payments on revolving credit facilities	0	0	(8.8)
Payment of cash dividends	0	0	0
Intercompany financing activities	252.8	32.5	0
Other financing activities	(4.5)	(14.9)	(13.8)
Net cash used in financing activities	239.4	8.0	(37.1)
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	1.0	(7.6)	6.0
Cash and cash equivalents	3.5	2.5	10.1	4.1
Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales	457.6	515.6	507.1
Cost of sales	391.0	444.7	437.9
Selling, general and administrative expenses	34.3	39.3	47.5
Depreciation and amortization	28.9	34.2	34.2
Restructuring, impairment and transaction-related charges	15.9	27.2	(4.3)
Total operating expenses	470.1	545.4	515.3
Operating Income/(Loss)	(12.5)	(29.8)	(8.2)
Interest expense	6.7	8.5	9.5
Loss on debt extinguishment			0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	(19.2)	(38.3)	(17.7)
Income tax expense (benefit)	1.5	(0.7)	6.6
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	(20.7)	(37.6)	(24.3)
Equity in earnings (loss) of consolidated entities	0	0	0
Equity in earnings (loss) of unconsolidated entities	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations		(35.3)	(21.2)
Loss from discontinued operations, net of tax		(3.2)	(38.6)
Net earnings (loss)	(23.2)	(38.5)	(59.8)
Net (earnings) loss attributable to noncontrolling interests	(1.6)	(0.3)	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	(21.6)	(38.2)	(60.1)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	(23.2)	(38.5)	(59.8)
Other comprehensive income (loss), net of tax	(21.2)	0.8	29.9
Total comprehensive income (loss)	(44.4)	(37.7)	(29.9)
Less: comprehensive (income) loss attributable to noncontrolling interest	1.6	0.4	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	(42.8)	(37.3)	(29.9)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	4.8	11.3	5.5	16.0
Receivables, less allowances for doubtful accounts	125.2	126.1
Intercompany receivables	0
Inventories	56.9	66.8
Other current assets	12.1	15.6
Total current assets	199.0	219.8
Property, plant and equipment—net	225.6	246.3
Investment in consolidated entities	0	0
Goodwill and intangible assets—net	39.5	48.3
Intercompany loan receivable	0	0
Other long-term assets	76.0	90.9
Total assets	540.1	605.3
Accounts payable	90.7	96.2
Intercompany accounts payable	9.7	29.5
Current portion of long-term debt and capital lease obligations	12.5	19.5
Other current liabilities	40.1	43.0
Total current liabilities	153.0	188.2
Long-term debt and capital lease obligations	53.3	60.6
Intercompany loan payable	87.4	63.8
Other long-term liabilities	4.8	10.9
Total liabilities	298.5	323.5
Total common stock and other equity and noncontrolling interests	241.6	281.8
Total liabilities and shareholders' equity	540.1	605.3
Statement of Cash Flows [Abstract]
Net cash from operating activities	33.3	26.4	34.7
Purchases of property, plant and equipment	(13.1)	(23.5)	(20.3)
Acquisition related investing activities—net of cash acquired	0	0	(1.2)
Intercompany investing activities	0	153.6	0
Other investing activities	0	(18.1)	5.1
Net cash used in investing activities	(13.1)	112.0	(16.4)
Payments of long-term debt and capital lease obligations	(8.3)	(5.0)	(5.3)
Proceeds from issuance of long-term debt			0
Borrowings on revolving credit facilities	123.9	128.6	169.6
Payments on revolving credit facilities	(129.9)	(119.0)	(179.8)
Payment of cash dividends	0	0	0
Intercompany financing activities	(8.3)	(130.0)	(5.1)
Other financing activities	0	0	0
Net cash used in financing activities	(22.6)	(125.4)	(20.6)
Effect of exchange rates on cash and cash equivalents	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents	(6.5)	5.8	(10.5)
Cash and cash equivalents	4.8	11.3	5.5	16.0
Total [Member]
Income Statement [Abstract]
Net sales	4,795.9	4,094.0	4,324.6
Cost of sales	3,801.9	3,183.5	3,302.1
Selling, general and administrative expenses	416.0	347.1	407.0
Depreciation and amortization	340.5	338.6	344.6
Restructuring, impairment and transaction-related charges	95.3	118.3	114.0
Total operating expenses	4,653.7	3,987.5	4,167.7
Operating Income/(Loss)	142.2	106.5	156.9
Interest expense	85.5	84.0	108.0
Loss on debt extinguishment			34.0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	56.7	22.5	14.9
Income tax expense (benefit)	23.3	(31.5)	26.0
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	33.4	54.0	(11.1)
Equity in earnings (loss) of consolidated entities	0	0	0
Equity in earnings (loss) of unconsolidated entities	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations		56.3	(8.0)
Loss from discontinued operations, net of tax		30.8	(38.6)
Net earnings (loss)	30.9	87.1	(46.6)
Net (earnings) loss attributable to noncontrolling interests	1.6	(0.3)	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	32.5	87.4	(46.9)
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	30.9	87.1	(46.6)
Other comprehensive income (loss), net of tax	54.8	(22.7)	(90.4)
Total comprehensive income (loss)	85.7	64.4	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	1.6	0.4	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	87.3	64.8	(137.0)
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	13.1	16.9	25.6	20.5
Receivables, less allowances for doubtful accounts	698.9	585.1
Intercompany receivables	0	0
Inventories	272.5	242.9
Other current assets	89.8	145.1
Total current assets	1,074.3	990.0
Property, plant and equipment—net	1,925.5	1,926.4
Investment in consolidated entities	0	0
Goodwill and intangible assets—net	994.9	998.5
Intercompany loan receivable	0	0
Other long-term assets	171.0	184.0
Total assets	4,165.7	4,098.9
Accounts payable	401.0	285.8
Intercompany accounts payable	0	0
Current portion of long-term debt and capital lease obligations	134.6	123.7
Other current liabilities	353.2	343.3
Total current liabilities	888.8	752.8
Long-term debt and capital lease obligations	1,272.2	1,227.0
Intercompany loan payable	0	0
Other long-term liabilities	717.1	883.4
Total liabilities	2,878.1	2,863.2
Total common stock and other equity and noncontrolling interests	1,287.6	1,235.7
Total liabilities and shareholders' equity	4,165.7	4,098.9
Statement of Cash Flows [Abstract]
Net cash from operating activities	441.1	354.2	371.1
Purchases of property, plant and equipment	(149.5)	(103.5)	(168.3)
Acquisition related investing activities—net of cash acquired	(291.9)	12.6	(56.6)
Intercompany investing activities	0	0	0
Other investing activities	10.8	20.8	40.6
Net cash used in investing activities	(430.6)	(70.1)	(184.3)
Payments of long-term debt and capital lease obligations	(112.5)	(95.6)	(775.3)
Proceeds from issuance of long-term debt			649.0
Borrowings on revolving credit facilities	1,628.8	270.3	896.4
Payments on revolving credit facilities	(1,475.0)	(295.7)	(879.6)
Payment of cash dividends	(56.4)	(151.8)	(28.2)
Intercompany financing activities	0	0	0
Other financing activities	4.9	(12.8)	(35.8)
Net cash used in financing activities	(10.2)	(285.6)	(173.5)
Effect of exchange rates on cash and cash equivalents	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents	(3.8)	(8.7)	5.1
Cash and cash equivalents	13.1	16.9	25.6	20.5
Intersegment Eliminations [Member]
Income Statement [Abstract]
Net sales	(399.2)	(319.7)	(314.1)
Cost of sales	(399.2)	(319.7)	(314.1)
Selling, general and administrative expenses	0	0	0
Depreciation and amortization	0	0	0
Restructuring, impairment and transaction-related charges	0	0	0
Total operating expenses	(399.2)	(319.7)	(314.1)
Operating Income/(Loss)	0	0	0
Interest expense	0	0	0
Loss on debt extinguishment			0
Earnings (loss) before income taxes and equity in earnings (loss) of consolidated and unconsolidated entities	0	0	0
Income tax expense (benefit)	0	0	0
Earnings (loss) before equity in earnings (loss) of consolidated and unconsolidated entities	0	0	0
Equity in earnings (loss) of consolidated entities	(6.9)	20.8	67.4
Equity in earnings (loss) of unconsolidated entities	0	0	0
Net earnings (loss) from continuing operations		20.8	67.4
Loss from discontinued operations, net of tax		0	0
Net earnings (loss)	(6.9)	20.8	67.4
Net (earnings) loss attributable to noncontrolling interests	0	0	0
Net earnings (loss) attributable to Quad/Graphics common shareholders	(6.9)	20.8	67.4
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	(6.9)	20.8	67.4
Other comprehensive income (loss), net of tax	(58.1)	25.8	85.9
Total comprehensive income (loss)	(65.0)	46.6	153.3
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	(65.0)	46.6	153.3
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents	0	0	0	0
Receivables, less allowances for doubtful accounts	0	0
Intercompany receivables	(688.5)	(457.2)
Inventories	0	0
Other current assets	0	0
Total current assets	(688.5)	(457.2)
Property, plant and equipment—net	0	0
Investment in consolidated entities	(1,854.1)	(1,484.6)
Goodwill and intangible assets—net	0	0
Intercompany loan receivable	(423.6)	(400.0)
Other long-term assets	0	0
Total assets	(2,966.2)	(2,341.8)
Accounts payable	0	0
Intercompany accounts payable	(688.5)	(457.2)
Current portion of long-term debt and capital lease obligations	0	0
Other current liabilities	0	0
Total current liabilities	(688.5)	(457.2)
Long-term debt and capital lease obligations	0	0
Intercompany loan payable	(423.6)	(400.0)
Other long-term liabilities	0	0
Total liabilities	(1,112.1)	(857.2)
Total common stock and other equity and noncontrolling interests	(1,854.1)	(1,484.6)
Total liabilities and shareholders' equity	(2,966.2)	(2,341.8)
Statement of Cash Flows [Abstract]
Net cash from operating activities	0	0	0
Purchases of property, plant and equipment	0	0	0
Acquisition related investing activities—net of cash acquired	0	0	0
Intercompany investing activities	500.1	215.7	298.1
Other investing activities	0	0	0
Net cash used in investing activities	500.1	215.7	298.1
Payments of long-term debt and capital lease obligations	0	0	0
Proceeds from issuance of long-term debt			0
Borrowings on revolving credit facilities	0	0	0
Payments on revolving credit facilities	0	0	0
Payment of cash dividends	0	0	0
Intercompany financing activities	(500.1)	(215.7)	(298.1)
Other financing activities	0	0	0
Net cash used in financing activities	(500.1)	(215.7)	(298.1)
Effect of exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0